PRINCIPAL ACCOUNTING POLICIES - Major VIEs and their subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / item	Dec. 31, 2019 CNY (¥)
Major variable interest entities and their subsidiaries
Description of foreign investment law approval	In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020
Variable interest entities
Major variable interest entities and their subsidiaries
Increase in Net Cash Provided by Used in Investing Activities	¥ 349,000,000	¥ 58,000,000
Increase in Net Cash Provided by Used in Financing Activities	¥ 255,000,000	¥ 144,000,000
Shanghai Ctrip Commerce | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 900,000,000
Shanghai Huacheng
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 100,000,000
Chengdu Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 500,000,000
Qunar Beijing | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 11,000,000